Note 16 - Condensed Parent Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Condensed Balance Sheet [Table Text Block]
Condensed Balance Sheets
	(in thousands)
Assets:	2019	2018
Cash	$879	$3,438
Investment in bank subsidiary	114,029	99,134
Other assets	2,419	1,198
Total assets	$117,327	$103,770

Liabilities:
Junior subordinated deferrable interest debentures	$12,908	$12,874
Other borrowings	8,750	9,750
Other liabilities	888	202
Total Liabilities	22,546	22,826
Shareholders' equity	94,781	80,944
Total liabilities and shareholders’ equity	$117,327	$103,770

Condensed Income Statement [Table Text Block]
	(in thousands)
Condensed Statements of Income	2019	2018	2017
Income – dividends from bank subsidiary	$-	$4,500	$28,000
Litigation Settlement	1,980	-	-
Expenses – interest, professional fees and other expenses, net of federal income tax benefit and interest income	(1,313)	(1,346)	(835)
Income before equity in undistributed net income of bank subsidiary	667	3,154	27,165
Equity in undistributed net income of bank subsidiary	9,994	5,066	(23,319)
Net income	$10,661	$8,220	$3,846

Condensed Cash Flow Statement [Table Text Block]
	(in thousands)
Condensed Statements of Cash Flows	2019	2018	2017
Cash flows from operating activities:
Net income	$10,661	$8,220	$3,846
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of bank subsidiary	(9,994)	(5,066)	23,319
Stock option expense	266	165	100
Depreciation and amortization	34	34	34
(Increase) decrease in other assets	(1,221)	969	(945)
Increase (decrease) in other liabilities	421	40	(86)
Net cash provided by operating activities	167	4,362	26,268

Cash flows from investing activities:
Acquisition of Benchmark	-	(3,413)	(30,752)

Cash flows from financing activities:
Proceeds from other borrowings	-	-	10,000
Principal payments on other borrowings	(1,000)	(250)	-
Purchase of treasury stock	(95)	-	-
Proceeds from sale of treasury shares	71	39	27
Cash dividends paid	(1,702)	(1,568)	(1,569)
Net cash provided by (used in) financing activities	(2,726)	(1,779)	8,458
Net increase (decrease) in cash	(2,559)	(830)	3,974
Cash at beginning of the year	3,438	4,268	294
Cash at end of the year	$879	$3,438	$4,268